Lease liabilities - Schedule of Undiscounted Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 2,208,495	$ 2,387,567
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	967,183	1,122,834
More than 1 year but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 1,241,312	$ 1,264,733